Calculation of income tax and social contribution charges (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax And Social Contribution
Income before income tax and social contribution		R$ 24,209,949	R$ 32,852,367	R$ 4,075,295
Total burden of income tax (25%) and social contribution (20%) at the current rates		(10,894,477)	(14,783,565)	(1,833,883)
Earnings (losses) of associates and joint ventures		610,167	189,677	200,186
Interest on equity		4,577,308	3,258,040	2,496,587
Other amounts	[1]	2,714,249	1,864,285	11,095,776
Income tax and social contribution for the period		R$ (2,992,753)	R$ (9,471,563)	R$ 11,958,666
Effective rate		(12.40%)	(28.80%)	293.40%

[1]	On July 28, 2020, Law No. 14,031 was enacted, which changed, as of the 2021 financial year, the tax treatment levied on the exchange rate variation of the portion with risk coverage (hedge) of the investment value abroad, registered in accordance with the accrual basis, which must be computed in the determination of the taxable income and on the basis of the Social Contribution on Net Income (CSLL) of the investing legal entity domiciled in the country, in the proportion of: i) 50%, in the year 2021; and ii) 100%, from the year 2022.